Other Receivables	12 Months Ended
Dec. 31, 2022
Other Receivables
Other Receivables

16. Other Receivables

	2022	2021

Other receivables	521,670	50,349
Total	521,670	50,349

Other receivables in the amount of US$521,670 (US$50,349 as of December 31, 2021), presented net of expected losses of US$1,064 (US$104 as of December 31, 2021), are related to the acquisition of credit card receivables held by other participants of the credit card network.